Investments - Pledged investments (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Financial Instruments Owned and Pledged as Collateral [Line Items]
Amounts borrowed under repurchase and securities lending agreements	$ 2,600	$ 3,100		$ 3,700
Securities pledged under repurchase agreements	2,679	2,968		259
Securities pledged under securities lending agreements				3,323
Total carrying values of cash and securities deposited under requirements of regulatory authorities or other insurance-related arrangements	5,000	3,500		3,900
Loans	46,528	45,166		39,884
Policyholder contract deposits	158,025	156,058	$ 152,447	151,545	$ 148,421	$ 148,421
Less Than 12 Months	96,986	119,440		31,417
Guaranteed Investment Contract
Financial Instruments Owned and Pledged as Collateral [Line Items]
Policyholder contract deposits	72	56		76
Asset Pledged as Collateral | Federal Home Loan Bank Advances
Financial Instruments Owned and Pledged as Collateral [Line Items]
Available for sale debt securities	5,900	4,800		3,700
Loans	2,100	1,800		1,400
Asset Pledged as Collateral | Deposits
Financial Instruments Owned and Pledged as Collateral [Line Items]
Available for sale debt securities		63		41
Asset Pledged as Collateral | Collateralized Reinsurance Transactions
Financial Instruments Owned and Pledged as Collateral [Line Items]
Available for sale debt securities	246	144		148
Obligations of states, municipalities and political subdivisions
Financial Instruments Owned and Pledged as Collateral [Line Items]
Less Than 12 Months	4,762	5,076		201
Non-U.S. governments
Financial Instruments Owned and Pledged as Collateral [Line Items]
Less Than 12 Months	3,762	3,932		1,198
Corporate debt
Financial Instruments Owned and Pledged as Collateral [Line Items]
Less Than 12 Months	66,755	82,971		19,916
U.S. government and government sponsored entities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Less Than 12 Months	809	761		0
Overnight and Continuous
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under repurchase agreements	28	0		176
Securities pledged under securities lending agreements				0
Up to 30 Days
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under repurchase agreements	2,158	2,391		61
Securities pledged under securities lending agreements				534
31 - 90 Days
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under repurchase agreements	493	577		22
Securities pledged under securities lending agreements				2,789
91 - 364 Days
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under repurchase agreements	0	0		0
Securities pledged under securities lending agreements				0
365 Days or Greater
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under repurchase agreements	0	0		0
Securities pledged under securities lending agreements				0
Fixed maturity securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Available for sale debt securities	2,679	2,968		3,582
Securities collateral pledged to us	2,679	2,968		3,582
Bonds available for sale | Obligations of states, municipalities and political subdivisions
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under securities lending agreements				106
Bonds available for sale | Non-U.S. governments
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under repurchase agreements	74	21		48
Securities pledged under securities lending agreements				43
Bonds available for sale | Corporate debt
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under repurchase agreements	2,605	2,947		211
Securities pledged under securities lending agreements				3,174
Bonds available for sale | Overnight and Continuous | Obligations of states, municipalities and political subdivisions
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under securities lending agreements				0
Bonds available for sale | Overnight and Continuous | Non-U.S. governments
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under repurchase agreements	0	0		48
Securities pledged under securities lending agreements				0
Bonds available for sale | Overnight and Continuous | Corporate debt
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under repurchase agreements	28	0		128
Securities pledged under securities lending agreements				0
Bonds available for sale | Up to 30 Days | Obligations of states, municipalities and political subdivisions
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under securities lending agreements				0
Bonds available for sale | Up to 30 Days | Non-U.S. governments
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under repurchase agreements	74	21		0
Securities pledged under securities lending agreements				0
Bonds available for sale | Up to 30 Days | Corporate debt
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under repurchase agreements	2,084	2,370		61
Securities pledged under securities lending agreements				534
Bonds available for sale | 31 - 90 Days | Obligations of states, municipalities and political subdivisions
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under securities lending agreements				106
Bonds available for sale | 31 - 90 Days | Non-U.S. governments
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under repurchase agreements	0	0		0
Securities pledged under securities lending agreements				43
Bonds available for sale | 31 - 90 Days | Corporate debt
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under repurchase agreements	493	577		22
Securities pledged under securities lending agreements				2,640
Bonds available for sale | 91 - 364 Days | Obligations of states, municipalities and political subdivisions
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under securities lending agreements				0
Bonds available for sale | 91 - 364 Days | Non-U.S. governments
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under repurchase agreements	0	0		0
Securities pledged under securities lending agreements				0
Bonds available for sale | 91 - 364 Days | Corporate debt
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under repurchase agreements	0	0		0
Securities pledged under securities lending agreements				0
Bonds available for sale | 365 Days or Greater | Obligations of states, municipalities and political subdivisions
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under securities lending agreements				0
Bonds available for sale | 365 Days or Greater | Non-U.S. governments
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under repurchase agreements	0	0		0
Securities pledged under securities lending agreements				0
Bonds available for sale | 365 Days or Greater | Corporate debt
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities pledged under repurchase agreements	0	0		0
Securities pledged under securities lending agreements				0
FHLBs
Financial Instruments Owned and Pledged as Collateral [Line Items]
Federal Home Loan Bank stock	$ 244	$ 222		$ 193